Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of future payments for employment agreements
Amount
Years ending December 31:
2022	$1,235,937
2023	479,584
2024	112,903
Total minimum payment required	$1,828,424

Schedule of capital expenditure commitments
		Payments Due by Period
			Less than			More than
Contractual Obligations	Nature	Total	1 year	1-3 years	4-5 years	5 years
Service fee commitments	(a)	$599,107	$359,464	$239,643	$-	$-
Operating lease commitments	(b)	1,399,168	936,783	414,607	37,596	10,182
		$1,998,275	$1,296,247	$654,250	$37,596	$10,182